SUBSEQUENT EVENTS (Details Narrative)												12 Months Ended
	Feb. 23, 2026 USD ($) $ / shares shares	Feb. 23, 2026 CAD ($)	Feb. 06, 2026 USD ($) shares	Feb. 06, 2026 CAD ($) shares	Jul. 21, 2025 CAD ($)	Jun. 12, 2025 CAD ($)	May 05, 2025 CAD ($) shares	Nov. 19, 2024 CAD ($) shares	Aug. 21, 2024 CAD ($) shares	Apr. 29, 2024 CAD ($) shares	Feb. 26, 2024 CAD ($) shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Mar. 10, 2026 shares	Mar. 06, 2026 shares	Mar. 03, 2026 shares	Feb. 23, 2026 $ / shares shares	Dec. 31, 2025 $ / shares	Mar. 27, 2024 $ / shares	Mar. 26, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Proceeds from exercise of warrants | $												$ 56,038,319	$ 373,415
Proceeds from issue of ordinary shares | $					$ 34,279,276	$ 18,758,889	$ 4,973,404	$ 5,272,234	$ 2,720,050	$ 4,882,168	$ 4,877,475
Net proceeds | $					$ 30,178,469	16,500,747	4,144,088	$ 4,516,837	$ 2,376,374	$ 4,102,553	$ 4,124,977
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								1,200,000	320,000	258,000	88,000
Proceeds from issue of ordinary shares | $						18,082,472	$ 4,545,997	$ 329,515	$ 160,076	$ 396,137	$ 2,017,966
Nonadjustment events [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														16,603	689,854	1,413,511
Nonadjustment events [member] | Underwritten share placement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	5,030,000																5,030,000
Par value per share | $ / shares	$ 7.00
Proceeds from issue of ordinary shares	$ 50,000,000	$ 68,400,000
Net proceeds	31,800,000	43,500,000
Share issue costs	$ 3,403,311	$ 4,658,792
Nonadjustment events [member] | Underwritten share placement [member] | Ordinary shares [member] | Ranges of exercise prices of warrants two [member]
IfrsStatementLineItems [Line Items]
[custom:ExercisableTermOfWarrants]	3 years	3 years
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants exercised			1,196	1,196
Proceeds from exercise of warrants			$ 5,265	$ 7,168
Number of shares issued							100,000
Proceeds from issue of ordinary shares | $						$ 676,418	$ 427,407	4,942,719	2,559,974	4,422,815	2,859,509
Prefunded warrants [member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares | $								$ 1,977,088	$ 591,265	$ 1,248,343	$ 431,084
[custom:WarrantExercisePrice-0] | $ / shares																		$ 4.4025	$ 0.1761	$ 0.36
Prefunded warrants [member] | Nonadjustment events [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														16,604	689,865	1,413,531
Prefunded warrants [member] | Nonadjustment events [member] | Underwritten share placement [member]
IfrsStatementLineItems [Line Items]
Number of warrants exercised	357,500																357,500
[custom:WarrantExercisePrice-0] | $ / shares																	$ 0.00014
Prefunded warrants [member] | Nonadjustment events [member] | Underwritten share placement [member] | Ranges of exercise prices of warrants two [member]
IfrsStatementLineItems [Line Items]
[custom:WarrantExercisePrice-0] | (per share)	$ 8.75																$ 11.98744
Prefunded warrants [member] | Nonadjustment events [member] | Underwritten share placement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,120,000																2,120,000